Supplemental Financial Statements - Summary Of Property Plant And Equipment Information (Detail) - Rigetti Holdings Inc [Member] - USD ($)	Dec. 31, 2021	Jan. 31, 2021
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 41,329,871	$ 34,322,130
Less: Accumulated depreciation and amortization	(18,832,387)	(14,181,258)
Property and equipment, net	22,497,484	20,140,872
Quantum computing fridges [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	17,189,904	14,251,579
Process equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	16,169,598	12,747,756
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	4,296,620	4,077,646
IT hardware [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,427,681	1,999,082
Furniture and other assets [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,246,068	$ 1,246,067